Charles Schwab Investment Management, Inc.
425 Market Street, Suite 1700
San Francisco, CA 94105

June 30, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab Fundamental U.S. Broad Market ETF
Schwab Fundamental U.S. Large Company ETF
Schwab Fundamental U.S. Small Company ETF
Schwab Fundamental International Equity ETF
Schwab Fundamental International Small Equity ETF
Schwab Fundamental Emerging Markets Equity ETF
Schwab U.S. REIT ETF
Post-Effective Amendment No. 187

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated June 26, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Corporate Counsel